Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	New York Life Investments Active ETF Trust
Entity Central Index Key	0001426439
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000241259
Shareholder Report [Line Items]
Fund Name	NYLI CBRE Real Assets ETF
Trading Symbol	IQRA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI CBRE Real Assets ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI CBRE Real Assets ETF	$34	0.65%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI CBRE Real Assets ETF - NAV	05/10/2023	5.80%	7.17%	7.95%
MSCI World® Index (Net)Footnote Reference2		20.90%	22.02%	21.39%
CBRE Real Assets Blended IndexFootnote Reference3		5.85%	6.24%	7.87%

Performance Inception Date	May 10, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,285,966
Holdings Count | Holding	110
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$6,285,966
Total number of portfolio holdings	110
Portfolio turnover rate	50%

Holdings [Text Block]

Top Industries

Utilities	27.2%
Transportation	13.5%
Healthcare Facilities	7.8%
Retail: Enclosed Malls	7.1%
Diversified Property Holdings	6.9%
Industrial Properties	6.4%
Midstream/Pipelines	6.3%
Datacenters	5.9%
Residential	3.7%
Office Buildings	3.5%

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Welltower, Inc.	4.5%
Equinix, Inc.	4.4%
Simon Property Group, Inc.	3.2%
NextEra Energy, Inc.	2.6%
WEC Energy Group, Inc.	2.6%
Xcel Energy, Inc.	2.6%
Prologis, Inc.	2.5%
Targa Resources Corp.	2.3%
National Grid PLC	2.1%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2.0%

*  Excluding short-term investments

C000225893
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Core Plus Bond ETF
Trading Symbol	CPLB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI MacKay Core Plus Bond ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI MacKay Core Plus Bond ETF	$18	0.34%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI MacKay Core Plus Bond ETF - NAV	06/29/2021	3.85%	6.65%	0.60%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference2		3.50%	6.16%	-0.12%
Core Plus Bond Blended IndexFootnote Reference3		4.05%	6.54%	0.73%

Performance Inception Date	Jun. 29, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 291,454,873
Holdings Count | Holding	749
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$291,454,873
Total number of portfolio holdings	749
Portfolio turnover rate	47%

Holdings [Text Block]

Top Industries

Mortgage Securities	32.7%
Banks	7.9%
Asset-Backed Securities	7.3%
U.S. Treasury Note	5.9%
Electric	5.0%
Diversified Financial Services	3.5%
U.S. Treasury Bond	3.4%
Pipelines	2.4%
Auto Manufacturers	2.0%
Collateralized Loan Obligations	1.9%

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

U.S. Treasury Notes, 3.50%-4.25%, due 8/15/35	5.9%
Government National Mortgage Association, Series 2025-2 Z, 0.00%-7.80%, due 1/20/55	5.2%
Fannie Mae Pool, Series 2024-FS8275, 2.00%-6.00%, due 6/1/54	3.4%
Freddie Mac Pool, Series 2022-SD8243, 2.50%-6.00%, due 9/1/52	3.4%
U.S. Treasury Bonds, 4.75%-4.88%, due 8/15/45	3.4%
Connecticut Avenue Securities Trust, Series 2024-R05 2B1, 6.13%-13.55%, (1 Month SOFR + 2.00%), due 7/25/44	2.4%
Freddie Mac REMICS, Series 2017-4725 WZ, 0.00%-4.00%, due 11/15/47	2.3%
RCKT Mortgage Trust, Series 2021-5 A1, 2.50%, due 11/25/51	1.2%
Freddie Mac STACR REMIC Trust, Series 2025-HQA1 M2, 5.53%-9.40%, (1 Month SOFR + 1.65%), due 2/25/45	1.0%
Fannie Mae REMICS, Series 2020-57 LJ, 0.00%-3.50%, due 8/25/50	0.9%

*  Excluding short-term investments

C000238088
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Income ETF
Trading Symbol	IQHI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI MacKay High Income ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI MacKay High Income ETF	$21	0.40%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI MacKay High Income ETF - NAV	10/25/2022	6.31%	7.85%	9.78%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference2		3.50%	6.16%	6.03%
Bloomberg Very Liquid High Yield IndexFootnote Reference3		6.49%	8.13%	10.66%

Performance Inception Date	Oct. 25, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 76,035,508
Holdings Count | Holding	343
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$76,035,508
Total number of portfolio holdings	343
Portfolio turnover rate	34%

Holdings [Text Block]

Top Industries

Media	10.3%
Oil & Gas	7.7%
Electric	6.2%
Commercial Services	5.9%
Retail	5.8%
Short-Term Investments	5.2%
Diversified Financial Services	4.9%
Chemicals	3.7%
REITs	3.3%
Telecommunications	3.1%

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%-4.75%, due 3/1/30	2.0%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29	1.4%
Post Holdings, Inc., 4.50%-6.38%, due 4/15/30	1.4%
OneMain Finance Corp., 6.63%-7.50%, due 3/15/32	1.3%
XPLR Infrastructure Operating Partners LP, 7.25%-8.63%, due 3/15/33	1.1%
Hilton Domestic Operating Co., Inc., 4.00%-5.75%, due 5/1/31	1.0%
CHS/Community Health Systems, Inc., 4.75%-6.00%, due 1/15/29	1.0%
Mineral Resources Ltd., 7.00%-9.25%, due 10/1/28	1.0%
AmeriGas Partners LP / AmeriGas Finance Corp., 9.38%-9.50%, due 6/1/28	1.0%
Newell Brands, Inc., 6.38%-8.50%, due 9/15/27	0.9%

*  Excluding short-term investments

C000248469
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Securitized Income ETF
Trading Symbol	SECR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI MacKay Securitized Income ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the period since inception?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI MacKay Securitized Income ETF	$19	0.38%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended October 31, 2025*	Inception Date	Six MonthsFootnote Reference1	One Year	Five Years	Since Inception
NYLI MacKay Securitized Income ETF - NAV	10/01/2019	3.31%	7.52%	1.33%	2.01%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference2		3.50%	6.16%	-0.24%	0.85%
Bloomberg U.S. Securitized Bond IndexFootnote Reference3		4.11%	7.29%	0.13%	0.82%

Performance Inception Date	Oct. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 157,560,626
Holdings Count | Holding	432
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$157,560,626
Total number of portfolio holdings	432
Portfolio turnover rate	34%

Holdings [Text Block]	Portfolio Composition
Mortgage Securities	80.2%
Asset-Backed Securities	14.8%
Collateralized Loan Obligations	3.2%
Short-Term Investments	1.4%
Other Asset and Liabilities	0.4%

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Fannie Mae Pool, Series 2024-FS8105, 2.00%-6.00%, due 10/1/52	18.7%
Freddie Mac Pool, Series 2022-SD8199, 2.00%-6.00%, due 3/1/52	14.5%
Government National Mortgage Association, Series 2019-97 FG, 0.00%-7.10%, (1 Month CME SOFR + 0.80%), due 8/20/49	5.4%
J.P. Morgan Mortgage Trust, Series 2021-11 A3, 0.22%-6.00%, due 1/25/52	2.9%
RCKT Mortgage Trust, Series 2021-5 A1, 2.50%, due 11/25/51	2.5%
Connecticut Avenue Securities Trust, Series 2020-SBT1 1B1, 6.13%-13.55%, (1 Month SOFR + 6.86%), due 2/25/40	2.0%
Flagship Credit Auto Trust, Series 2021-3 E, 1.27%-5.80%, due 12/15/28	1.8%
Benchmark Mortgage Trust, Series 2020-B17 C, 2.50%-4.97%, due 3/15/53	1.7%
Freddie Mac STACR REMIC Trust, Series 2021-HQA3 B2, 6.53%-11.18%, (1 Month SOFR + 6.25%), due 9/25/41	1.6%
Wells Fargo Commercial Mortgage Trust, Series 2018-C44 D, 3.00%-4.94%, due 5/15/51	1.4%

*  Excluding short-term investments

C000184310
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Muni Insured ETF
Trading Symbol	MMIN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI MacKay Muni Insured ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI MacKay Muni Insured ETF	$16	0.30%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six MonthsFootnote Reference1	One Year	Five Years	Since Inception
NYLI MacKay Muni Insured ETF - NAV	10/18/2017	5.18%	4.15%	0.83%	2.52%
Bloomberg Municipal Bond IndexFootnote Reference2		4.99%	4.17%	1.16%	2.19%
Bloomberg Municipal All Insured Bond IndexFootnote Reference3		5.53%	4.32%	1.25%	2.56%

Performance Inception Date	Oct. 18, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 351,309,798
Holdings Count | Holding	187
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$351,309,798
Total number of portfolio holdings	187
Portfolio turnover rate	23%

Holdings [Text Block]	Top States
Texas	15.4%
Illinois	15.2%
California	10.7%
Pennsylvania	5.8%
New York	4.8%
Michigan	4.6%
Alabama	3.4%
Washington	3.3%
Indiana	3.0%
Ohio	2.9%

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Wayne County Airport Authority, Series B, 5.50%, due 12/1/48	2.6%
Southwestern Illinois Development Authority, Series B, 5.50%, due 4/1/50	2.1%
Greater Asheville Regional Airport Authority, Series A, 5.25%, due 7/1/41	1.9%
Los Angeles Department of Water & Power, Series A, 5.00%, due 7/1/55	1.7%
Sangamon County School District No 186 Springfield, 5.50%, due 6/1/50	1.6%
Texas State Technical College, 5.25%-5.50%, due 8/1/42	1.6%
Massachusetts Development Finance Agency, Series N, 3.00%-5.50%, due 7/1/55	1.5%
Washington State Housing Finance Commission, Series A, 5.00%-5.25%, due 7/1/45	1.5%
City of San Mateo CA, 5.25%, due 9/1/37	1.4%
Sales Tax Securitization Corp., Series C, 4.00%-5.25%, due 1/1/48	1.4%

*  Excluding short-term investments

C000257922
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Muni Short Duration ETF
Trading Symbol	MMSD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI MacKay Muni Short Duration ETF (the "Fund") for the period of May 6, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investmentFootnote Reference2,Footnote Reference3
NYLI MacKay Muni Short Duration ETF	$12	0.25%
Footnote	Description
Footnote[1]	The Fund commenced operations on May 6, 2025. Expenses for a full reporting period would be higher than the amount shown.
Footnote[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[3]	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Since InceptionFootnote Reference1
NYLI MacKay Muni Short Duration ETF - NAV	05/06/2025	3.16%
Bloomberg Municipal Bond IndexFootnote Reference2		4.94%
Bloomberg 3-Year Municipal Bond IndexFootnote Reference3		2.78%

Performance Inception Date	May 06, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 56,569,947
Holdings Count | Holding	127
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$56,569,947
Total number of portfolio holdings	127
Portfolio turnover rate	115%

Holdings [Text Block]	Top States
California	15.6%
Texas	15.2%
New York	10.7%
Pennsylvania	7.5%
Georgia	6.8%
Illinois	5.9%
Alabama	5.5%
Colorado	5.4%
Indiana	4.7%
Tennessee	4.0%

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

State of California, Series A1, 3.00%-4.88%, due 5/1/33	3.4%
Maryland Health & Higher Educational Facilities Authority, 5.00%, due 7/1/26	3.1%
Los Angeles Department of Water & Power, Series A-1, 3.35%-5.00%, due 7/1/50	2.9%
PMA Levy & Aid Anticipation Notes Program, Series B, 5.00%, due 4/2/26	2.7%
Public Building Authority of Sevier County TN (The), 3.97%, due 3/1/49	2.5%
Columbia Industrial Development Board, Series A, 3.95%, due 12/1/37	2.5%
Development Authority of Burke County (The), 3.95%, due 11/1/52	2.5%
Anaheim Housing & Public Improvements Authority, Series A, 3.10%, due 10/1/54	2.5%
City of New York NY, Series B5, 3.90%, due 10/1/46	2.5%
Pennsylvania Turnpike Commission, 5.00%, due 12/1/29	2.4%

*  Excluding short-term investments

C000184311
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Muni Intermediate ETF
Trading Symbol	MMIT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI MacKay Muni Intermediate ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI MacKay Muni Intermediate ETF	$15	0.30%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six MonthsFootnote Reference1	One Year	Five Years	Since Inception
NYLI MacKay Muni Intermediate ETF - NAV	10/18/2017	4.46%	4.53%	1.48%	2.67%
Bloomberg Municipal Bond IndexFootnote Reference2		4.99%	4.17%	1.16%	2.19%
Bloomberg Municipal Bond Index 1-15 Year BlendFootnote Reference3		4.85%	4.83%	1.37%	2.18%

Performance Inception Date	Oct. 18, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,203,634,435
Holdings Count | Holding	725
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$1,203,634,435
Total number of portfolio holdings	725
Portfolio turnover rate	26%

Holdings [Text Block]	Top States
Texas	12.8%
California	8.3%
Illinois	7.8%
New York	6.9%
Alabama	6.2%
Georgia	3.7%
Pennsylvania	3.3%
Kentucky	3.1%
Utah	2.9%
Ohio	2.4%

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Black Belt Energy Gas District, Series B, 3.57%-5.50%, due 10/1/35	2.9%
Kentucky Public Energy Authority, Series B, 4.00%-5.25%, due 1/1/55	2.3%
Main Street Natural Gas, Inc., Series E, 4.00%-5.00%, due 5/1/55	2.2%
Southeast Energy Authority A Cooperative District, Series A, 5.00%-5.50%, due 11/1/35	2.0%
Kerrville Public Utility Board Public Facility Corp., Series A, 5.00%-5.25%, due 4/15/45	1.7%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54	1.6%
Antelope Valley-East Kern Water Agency Financing Authority, Series B, 5.00%, due 4/1/55	1.5%
Pennsylvania Housing Finance Agency, Series 137, 3.00%-6.00%, due 10/1/51	1.3%
Mansfield Independent School District, 5.00%, due 2/15/39	1.3%
New Hampshire Business Finance Authority, Series 1, 3.63%-5.25%, due 11/20/42	1.3%

*  Excluding short-term investments

C000222073
Shareholder Report [Line Items]
Fund Name	NYLI MacKay California Muni Intermediate ETF
Trading Symbol	MMCA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI MacKay California Muni Intermediate ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI MacKay California Muni Intermediate ETF	$18	0.35%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI MacKay California Muni Intermediate ETF - NAV	12/21/2021	5.09%	5.40%	-0.19%
Bloomberg Municipal Bond IndexFootnote Reference2		4.99%	4.17%	0.57%
Bloomberg California Intermediate Municipal Bond IndexFootnote Reference3		5.81%	5.45%	1.10%

Performance Inception Date	Dec. 21, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 60,035,198
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$60,035,198
Total number of portfolio holdings	97
Portfolio turnover rate	28%

Holdings [Text Block]	Top Industries
Short-Term Investments	24.4%
General	22.4%
School District	18.6%
General Obligation	9.7%
Water	6.7%
Medical	5.3%
Higher Education	3.7%
Power	3.5%
Airport	3.1%
Transportation	3.0%

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

California Community Choice Financing Authority, Series E, 4.00%-5.50%, due 10/1/56	9.4%
Sacramento City Unified School District, Series A, 2.69%-5.50%, due 8/1/37	4.9%
California Municipal Finance Authority, Series A, 3.00%-5.25%, due 11/1/41	4.2%
California Health Facilities Financing Authority, Series A, 4.00%-5.00%, due 12/1/36	3.8%
University of California, Series CA, 4.00%-5.00%, due 5/15/38	3.2%
State of California, 5.00%, due 4/1/33	3.2%
California Statewide Communities Development Authority, 4.00%-5.00%, due 4/1/36	2.7%
West Contra Costa Unified School District, Series B, 5.00%, due 8/1/39	2.3%
Territory of Guam, Series F, 5.00%, due 1/1/30	2.3%
Southern California Logistics Airport Authority, Series A, 5.00%, due 12/1/36	2.3%

*  Excluding short-term investments

C000234758
Shareholder Report [Line Items]
Fund Name	NYLI Winslow Large Cap Growth ETF
Trading Symbol	IWLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI Winslow Large Cap Growth ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI Winslow Large Cap Growth ETF	$32	0.56%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.56%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI Winslow Large Cap Growth ETF - NAV	06/23/2022	27.93%	26.49%	27.84%
Russell 3000®IndexFootnote Reference2		23.47%	20.81%	20.68%
Russell 1000® Growth IndexFootnote Reference3		32.61%	30.52%	28.10%

Performance Inception Date	Jun. 23, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 524,524,514
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$524,524,514
Total number of portfolio holdings	39
Portfolio turnover rate	32%

Holdings [Text Block]	Top Industries
Information Technology	55.0%
Communication Services	13.2%
Consumer Discretionary	11.5%
Health Care	6.5%
Financials	6.3%
Industrials	5.9%
Materials	0.9%
Short-Term Investments	0.7%

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

NVIDIA Corp.	14.8%
Microsoft Corp.	12.0%
Apple, Inc.	8.9%
Amazon.com, Inc.	5.5%
Alphabet, Inc., Class C	5.5%
Broadcom, Inc.	4.4%
Meta Platforms, Inc., Class A	4.0%
Snowflake, Inc., Class A	2.8%
Mastercard, Inc., Class A	2.3%
Tesla, Inc.	2.2%

*  Excluding short-term investments

C000234759
Shareholder Report [Line Items]
Fund Name	NYLI Winslow Focused Large Cap Growth ETF
Trading Symbol	IWFG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI Winslow Focused Large Cap Growth ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI Winslow Focused Large Cap Growth ETF	$32	0.57%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.57%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI Winslow Focused Large Cap Growth ETF - NAV	06/23/2022	25.63%	26.36%	29.19%
Russell 3000®IndexFootnote Reference2		23.47%	20.81%	20.68%
Russell 1000® Growth IndexFootnote Reference3		32.61%	30.52%	28.10%

Performance Inception Date	Jun. 23, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 61,382,371
Holdings Count | Holding	28
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$61,382,371
Total number of portfolio holdings	28
Portfolio turnover rate	15%

Holdings [Text Block]	Top Industries
Information Technology	56.1%
Communication Services	13.2%
Consumer Discretionary	13.2%
Health Care	9.1%
Financials	4.5%
Industrials	3.3%
Short-Term Investments	0.6%

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

NVIDIA Corp.	14.7%
Microsoft Corp.	12.1%
Amazon.com, Inc.	7.4%
Broadcom, Inc.	6.6%
Meta Platforms, Inc., Class A	5.4%
Apple, Inc.	4.6%
Eli Lilly & Co.	3.9%
Intuitive Surgical, Inc.	3.6%
Alphabet, Inc., Class C	3.0%
Mastercard, Inc., Class A	2.8%

*  Excluding short-term investments